Summary of Significant Unobservable Inputs Used for Fair Value Measurements For Indexed Universal Life Equity Indexed Products Classified as Level 3 (Parenthetical) (Detail) (Equity Index Product [Member])
12 Months Ended
Dec. 31, 2014 Person
Minimum [Member]
Summary Of Significant Unobservable Inputs Used For Fair Value Measurements For Equity Indexed Products [Abstract]
Policyholders of mortality for majority of business	0
Maximum [Member]
Summary Of Significant Unobservable Inputs Used For Fair Value Measurements For Equity Indexed Products [Abstract]
Policyholders of mortality for majority of business	75